May 18, 2018

PIMCO Funds

Supplement dated May 18, 2018 to the Bond Funds Prospectus (the "Prospectus"), and to the Statement of Additional Information (the "SAI"), each dated July 28, 2017, each as supplemented from time to time
Disclosure Related to the PIMCO GNMA Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Mortgage Opportunities Fund, and PIMCO Unconstrained Bond Fund (each, a "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN EACH FUND'S NAME AND, FOR CERTAIN FUNDS, CHANGES IN NON-FUNDAMENTAL INVESTMENT POLICY AND PRINCIPAL INVESTMENT STRATEGIES

PIMCO GNMA Fund

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO GNMA and Government Securities Fund

In addition, effective July 30, 2018, the first sentence of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association ("GNMA") and of securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Investment Grade Corporate Bond Fund

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Investment Grade Credit Bond Fund

In addition, effective July 30, 2018, the first two sentences of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade fixed income securities may be invested in other types of Fixed Income Instruments.

PIMCO Mortgage Opportunities Fund

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Mortgage Opportunities and Bond Fund

In addition, effective July 30, 2018, the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities ("MBS") and private label residential and commercial MBS, and of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae") or the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. The average portfolio duration of this Fund normally varies from (negative) 1 year to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
PIMCO Unconstrained Bond Fund

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Dynamic Bond Fund

PIMCO Funds

Supplement dated May 18, 2018 to the Credit Bond Funds Prospectus (the "Prospectus"), and to the Statement of Additional Information (the "SAI"), each dated July 28, 2017, each as supplemented from time to time
Disclosure Related to the PIMCO Long-Term Credit Fund and the PIMCO Credit Absolute Return Fund (each, a "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN EACH FUND'S NAME

PIMCO Long-Term Credit Fund

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Long-Term Credit Bond Fund
PIMCO Credit Absolute Return Fund

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Credit Opportunities Bond Fund

PIMCO Funds

Supplement dated May 18, 2018 to the Equity-Related Strategy Funds Prospectus (the "Prospectus"), and to the Statement of Additional Information (the "SAI"), each dated July 28, 2017, each as supplemented from time to time
Disclosure Related to the PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, and PIMCO RAE Fundamental PLUS Small Fund (each, a "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN EACH FUND'S NAME

Effective July 30, 2018, all references to the PIMCO RAE Fundamental PLUS EMG Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE PLUS EMG Fund

Effective July 30, 2018, all references to the PIMCO RAE Fundamental PLUS Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE PLUS Fund

Effective July 30, 2018, all references to the PIMCO RAE Fundamental PLUS International Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE PLUS International Fund

Effective July 30, 2018, all references to the PIMCO RAE Fundamental PLUS Small Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO RAE PLUS Small Fund

PIMCO Funds

Supplement dated May 18, 2018 to the International Bond Funds Prospectus (the "Prospectus"), and to the Statement of Additional Information (the "SAI"), each dated July 28, 2017, each as supplemented from time to time
Disclosure Related to the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Foreign Bond Fund (Unhedged), PIMCO Emerging Markets Currency Fund, PIMCO Global Bond Fund (U.S. Dollar-Hedged) and PIMCO Global Bond Fund (Unhedged) (each, a "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN EACH FUND'S NAME AND, FOR CERTAIN FUNDS, CHANGES IN NON-FUNDAMENTAL INVESTMENT POLICY AND PRINCIPAL INVESTMENT STRATEGIES

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO International Bond Fund (U.S. Dollar-Hedged)

In addition, effective July 30, 2018, the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Fund will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Fund's investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.
PIMCO Foreign Bond Fund (Unhedged)

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO International Bond Fund (Unhedged)

In addition, effective July 30, 2018, the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Fund will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Fund's investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

PIMCO Emerging Markets Currency Fund

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Emerging Markets Currency and Short-Term Investments Fund

In addition, effective July 30, 2018, the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or in Fixed Income Instruments denominated in the currencies of, emerging market countries, and in short-term investments. The Fund's investments in currencies or Fixed Income Instruments, including short-term investments, may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in currencies or instruments denominated in currencies of emerging market countries or in short-term investments may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

In addition, effective July 30, 2018, the following is added after the third sentence of the third paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus:

In addition, the dollar-weighted average maturity of the portion of the Fund's portfolio comprised of short-term investments, under normal circumstances, is expected not to exceed three years.
PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

PIMCO Global Bond Fund (Unhedged)

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Global Bond Opportunities Fund (Unhedged)

PIMCO Funds

Supplement dated May 18, 2018 to the Real Return Strategy Funds Prospectus (the "Prospectus"), and to the Statement of Additional Information (the "SAI"), each dated July 28, 2017, each as supplemented from time to time
Disclosure Related to the PIMCO Real Return Asset Fund (the "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN THE FUND'S NAME AND PRINCIPAL INVESTMENT STRATEGIES

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Long-Term Real Return Fund

In addition, effective July 30, 2018, the following is added to the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus after the last sentence of the first paragraph:

In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

PIMCO Funds

Supplement dated May 18, 2018 to the Tax-Efficient Strategy Funds Prospectus (the "Prospectus"), and to the Statement of Additional Information (the "SAI"), each dated July 28, 2017, each as supplemented from time to time
Disclosure Related to the PIMCO Unconstrained Tax Managed Bond Fund (the "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN FUND NAME, NON-FUNDAMENTAL INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, BENCHMARK AND PORTFOLIO MANAGER

Effective July 30, 2018, all references to the Fund's name in the Prospectus and the SAI are deleted and replaced with the following:

PIMCO Strategic Bond Fund

In addition, effective July 30, 2018, the "Investment Objective" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.

In addition, effective July 30, 2018, the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 1 year to positive 5 years based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund may seek to manage capital gain distributions by, among other things, attempting to use losses from sales of securities that have declined in price to offset gains that would otherwise be taxable subject to maintenance of the portfolio investment strategy. However, such strategy may be unsuccessful or only partially successful and the Fund may realize taxable gains. For example, the Fund may realize taxable gains in order to satisfy cash redemption requests or when PIMCO believes the benefits of a transaction resulting in the realization of taxable gains outweigh tax considerations.
The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 20% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 30% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 25% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In addition, effective July 30, 2018, the following is added after the first sentence of the "Principal Risks" section of the Fund's Fund Summary in the Prospectus:

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies similar to the Fund.

In addition, effective July 30, 2018, Municipal Bond Risk, California State-Specific Risk, New York State-Specific Risk and Municipal Project-Specific Risk in the "Principal Risks" section of the Fund's Fund Summary in the Prospectus are deleted in their entirety, and corresponding edits are made to the table following the first paragraph of the "Description of Principal Risks" section in the Prospectus.
In addition, effective July 30, 2018, the following is added to the "Principal Risks" section of the Fund's Fund Summary in the Prospectus immediately following Short Exposure Risk:

Tax-Efficient Investing Risk: the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses

In addition, effective July 30, 2018, the following is added after the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Effective July 30, 2018, certain changes were made to the Fund's principal investment strategies, including reduced exposure to municipal securities, high yield securities ("junk bonds"), securities and instruments that are economically tied to emerging market countries and foreign currencies, and a more constrained duration guideline. The Fund's performance information prior to July 30, 2018 relates only to the Fund's former principal investment strategies.

In addition, effective July 30 2018, the Fund's broad-based securities market index is the 3 Month USD LIBOR Index. Accordingly, effective July 30, 2018, the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary is deleted in its entirety and replaced with the following:

Effective July 30, 2018, the Fund's broad-based securities market index is the 3 Month USD LIBOR (London Interbank Offered Rate) Index. The 3 Month USD LIBOR Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. Prior to July 30, 2018, the Fund's broad-based securities market index was the 3 Month USD LIBOR After Tax.

In addition, effective July 30, 2018, corresponding changes are made to the Average Annual Total Returns Table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus, and the following is added above the row relating to the 3 Month USD LIBOR After Tax:

	1 Year	5 Years	Since Inception (01/30/2009)
3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)	0.68%	0.39%	0.43%